Operating Expenses	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Operating Expenses

17. Operating Expenses

	Years Ended
	December 31
	2025	2024
Operating expenses
General administration expenses	$10,119,252	$11,709,118
Salaries, wages, and consulting fees	3,476,160	3,940,024
Total	$13,595,412	$15,649,142